INVENTORIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory [Line Items]
Inventory Write-down	$ 1,892	$ 1,946	$ 2,173